Contributed Equity - Additional Information (Details)	12 Months Ended
	Jun. 30, 2023 USD ($) shares Vote $ / shares	Jun. 30, 2022 USD ($) shares Scheme $ / shares	Jun. 30, 2021 USD ($) shares $ / shares	Jun. 30, 2020 shares
Contributed Equity [Line Items]
Par value per share | $ / shares	$ 0
Number of vote per share | Vote	1
Dividends paid ordinary shares | $	$ 0
Cash dividends declared | $	0
Issued capital | $	$ 320,883,552	$ 235,277,217
Fully paid ordinary shares	467,159,434
Shares issued on NASDAQ Listing	112,619,066		68,506,400
Net proceeds from issuance of ordinary shares on Nasdaq listing | $	$ 81,815,357		$ 105,477,591
Issuance of prefunded warrants			7,493,568
Net proceeds from issuance of prefunded warrants | $			$ 11,546,029
Number of non-executive director options unexercised	7,250,000	7,500,000	4,750,000
Number of share based payment schemes | Scheme		2
Number of options granted	10,050,000	8,400,000	7,000,000
Cash received for ordinary shares issued on exercise of options | $	$ 1,040,718	$ 257,175
Options Over Ordinary Shares
Contributed Equity [Line Items]
Number of options granted	10,050,000	8,400,000	7,000,000	0
Weighted average fair value per option at grant date | $ / shares	$ 1.62	$ 0.781	$ 1.03
Options Over Ordinary Shares | A D S Options
Contributed Equity [Line Items]
Number of options granted	755,000	925,000
Weighted average fair value per option at grant date | $ / shares	$ 6.75	$ 6.75
LTIP and NED Plan
Contributed Equity [Line Items]
Number of options granted	6,613,000	2,056,000	8,400,000	0
Cash received for ordinary shares issued on exercise of options | $	$ 3,790,977	$ 1,129,691	$ 3,271,542
LTIP and NED Plan | Cash Conversion
Contributed Equity [Line Items]
Cash received for ordinary shares issued on exercise of options | $	1,040,718	257,175
LTIP and NED Plan | Cashless Conversion
Contributed Equity [Line Items]
Cash received for ordinary shares issued on exercise of options | $	$ 2,750,258	$ 872,516
Expiry of November 2022
Contributed Equity [Line Items]
Number of non-executive director options unexercised		3,000,000	3,000,000
Expiry of October 2024
Contributed Equity [Line Items]
Number of non-executive director options unexercised	3,000,000	2,000,000	1,000,000
Expiry of January 2022
Contributed Equity [Line Items]
Number of non-executive director options unexercised			750,000
Expiry of January 2025
Contributed Equity [Line Items]
Number of non-executive director options unexercised	2,250,000	1,500,000
Expiry of October 2025
Contributed Equity [Line Items]
Number of non-executive director options unexercised	1,000,000	500,000
Expiry of April 2026
Contributed Equity [Line Items]
Number of non-executive director options unexercised	1,000,000	500,000